SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Income Tax Expense (Benefit)	$ 248,837	$ 306,928
UNITED STATES
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit), current	20,071	46,621
Deferred income tax expense (benefit)
Seychelles [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit), current
Deferred income tax expense (benefit)
HONG KONG
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit), current
Deferred income tax expense (benefit)
People's Republic of China [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit), current	228,766	260,307
Deferred income tax expense (benefit)